Banking Loans (Tables)	12 Months Ended
Dec. 31, 2025
Banking Loans [Abstract]
Schedule of Banking Loans	Banking loans include the followings:
	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Banking loans-short-term	15,000,000	30,000,000	4,268,154
Total	15,000,000	30,000,000	4,268,154